UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		     Washington, D.C.  20549

			    FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-9521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

40 Richards Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices)  (Zip code)


The Managers Funds LLC
40 Richards Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	MAY 31

Date of reporting period:	JUNE 25, 2002 - MAY 31, 2003



Item 1.  REPORT TO SHAREHOLDERS
====================================================================

			[AMG logo omitted]


			Managers AMG Funds

		    Burridge Growth Partners
		 Division of The Burridge Group

		     [Burridge logo omitted]



			Burridge Small
			Cap Growth Fund
			_______________

			Annual Report
			May 31, 2003

		BURRIDGE SMALL CAP GROWTH FUND


			Annual Report
			May 31, 2003



			TABLE OF CONTENTS
			-----------------




								Begins
								on Page
								-------
Letter to Shareholders						 1

Portfolio Manager Comments					 2

Summary of Industry Weightings and Top Ten Holdings 		 5

Schedule of Portfolio Investments				 6
    Detailed portfolio listing by security type and industry
	sector, as valued at May 31, 2003

Financial Statements:
  Statement of Assets and Liabilities				 9
    Fund balance sheet, net asset value (NAV) per share
	computation and cumulative undistributed amounts
  Statement of Operations					10
    Detail of sources of income, Fund expenses, and realized
	and unrealized gains (losses) during the period
  Statement of Changes in Net Assets				11
    Detail of changes in Fund assets for the period

Financial Highlights						12
  Net asset value, total return, expense ratios, turnover ratio and net assets

Notes to Financial Statements					13
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates

Report of Independent Accountants				17

Trustees and Officers 						18



Letter to Shareholders
------------------------------------------------------------------
Dear Fellow Shareholders:

Few people realize that the old Chinese greeting "May you live in interesting times." was originally meant to be a curse. The past year has been very interesting indeed, and it's doubtful that anyone will ever look back upon this period as being "the good old days." However, at least a few things have improved over the past few months. For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. As military operations commenced in Iraq and proceeded rather quickly to a resolution, at least one large block of uncertainty was lifted and the stock market reacted accordingly. In addition, first quarter earnings results in general seemed to come in better than expected, although it is clear that expectations were extremely conservative. Although there were a few exceptions, the earnings improvements by and large, seem to have been a result of successful cost cutting as opposed to top line growth. Nevertheless, this all provided a strong market rally in April and May.

Although the Fund did not provide a positive return over the past year, we are very pleased with its performance in this very difficult environment. Nancy Prial and the team at Burridge were able to add value over the past year by utilizing market dips to purchase quality companies that performed well in the market rallies that followed. For the year ended May 31, 2003, Burridge Small Cap Growth Fund returned -1.21%. For the same period, the Fund's primary benchmark, the Russell 2000 index returned -8.18%. In the initial stages of the rally it seemed as if stocks were reacting to the news of the moment although recently it appears that investors may be reorienting their focus toward companies with fundamental strength. While many uncertainties remain, as companies have been able to significantly reduce their cost structures, even modest improvements in the top line should translate into solid earnings growth. A more detailed review of the portfolio's performance along with the portfolio manager's outlook going forward are included with this report.

Should you have any questions about this Fund or this annual report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.




Sincerely,


/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
Managers AMG Funds

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Portfolio Manager Comments
------------------------------------------------------------------
In a 12-month period where the Russell 2000 lost 8.18% of its value and the Russell 2000 Growth was down nearly 9.85%, Burridge Small Cap Growth Fund (the "Fund") finished slightly behind where it started, down 1.21%. (1)

The Fund's philosophy is to own "good companies that are getting better." Nancy Prial CFA, Burridge Growth Partners' CIO believes that earnings acceleration is the single best predictor of future stock performance. She and her team constantly screen for companies experiencing positive changes that translate into increased earnings. They also conduct fundamental analysis to identify those companies perceived to be undervalued versus their future growth prospects. This process uncovers companies with accelerating earnings in market segments best positioned for growth, despite the current economic environment.

For most of the year, the Russell 1000 . Index (large cap stocks) stayed modestly ahead of the Russell 2000 . Index (small cap stocks.) Small cap stocks dropped throughout the second half of 2002 but came back sharply beginning in February 2003. For the year ended May 31st, the Russell 1000 was down -7.71% versus a loss of -8.18% for the Russell 2000. Within the small cap portion of the market, growth and value stocks struggled for dominance, but, overall, small value grabbed the lead early on and maintained it throughout the year. The Russell 2000 Value was down -7.5% compared to -9.6% for the Russell 2000 Growth. The sectors contributing the most to performance results for the Russell 2000, i.e., total return times ending weight, were financial services and utilities and the two worst were consumer discretionary and materials & processing.

Despite the extreme volatility, the decidedly downward trend experienced by the market and the favoritism shown small cap value stocks, the Fund managed to locate pockets of growth - companies experiencing accelerating earnings growth - allowing the portfolio to outperform the benchmarks with less volatility. The Fund's best performing sector was technology with a total return for the period of 23.2% versus -8.39% for the Russell 2000 and -9.57% for the Russell 2000 Growth. The Fund continues to be significantly over-weighted.

Within the sector, computer technology stocks were very strong. Western Digital is a leading designer, developer and manufacturer of hard drives. Throughout the year, the stock increased almost 175% making it the number one contributor to total performance results. In April the company reported year over year revenue growth of 19% and net income growth of 184% on a 27% increase in unit shipments. Two other companies, Hutchinson Technology, Inc., a designer and manufacturer of assemblies for hard disk drives, and Innovex, Inc., a provider of flexible circuit interconnect solutions to original equipment manufacturers in the electronics industry worldwide, nearly doubled throughout the year due to increased sales and revenues. Hutchinson Technology, in particular, benefited from the strong disc drive cycle.



(1) Results are net of fees.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Portfolio Manager Comments (continued)
------------------------------------------------------------------
The healthcare sector, also over-weighted in the Fund, outperformed both benchmarks. Up 7.0% for the Fund, it was down -5.0% for the Russell 2000 and -6.2% for the Russell 2000 Growth. The medical/dental instruments and supplies industry offered several important opportunities, including Align Technology Inc., a maker of adult orthodonture devices. In addition, electronic systems manufacturers Possis Medical Inc., a pioneer in developing technology to rapidly and safely remove blood clots throughout the body, and TriPath Imaging, a developer of cancer detection procedures, also logged superior performances due to new product development, improving margins and strong cash flow.

In the consumer discretionary area, Brightpoint Inc., a broad-based distributor of cell phones was purchased in November 2002 and sold in May 2003 after increasing over 200% due to a turnaround in revenues and margins following a management restructuring. United On-Line, a low-cost internet service provider continues to generate strong performance as the company continues to take share from the more expensive options pushing the number of their paid subscribers to record levels.

Producer durables, the worst performing sector for the Fund, was negatively affected by two stocks, General Cable Corp. and BE Aerospace. General Cable Corp. designs, develops, manufactures and distributes fiber optic wire and cable products. The stock was sold because geopolitical uncertainty and unseasonably cold weather delayed projects causing near-term order rates to fall. BE Aerospace manufactures interiors for commercial aircraft, selling directly to the world's airlines. The stock has been weak due to the war in Iraq and SARS.

Two stocks in the transportation sector also disappointed. Dura Automotive Systems Inc., an independent designer and manufacturer of driver control systems, is down nearly 60% due to weakened automotive and recreational vehicle production. Mesa Air Group, a holding company whose principle subsidiaries operate as regional air carriers providing passenger and airfreight service, was negatively impacted by the industry's generally difficult financial situation.

Throughout much of the past 12 months, Burridge Growth Partners has monitored the market, watching for signs of a shift in the environment. In March market sentiment seemed to improve indicating that it was time to move away from more defensive stocks into stocks exhibiting higher growth rates. As a result we have actively rotated away from stocks that do well in a flat to slow growth economic environment into more aggressive growth stocks with higher earnings acceleration. In addition, we believe that the external factors, such as the war in Iraq and SARS, are abating and that the stocks affected by them will recover over the next six to twelve months.


Since February, small cap stocks have outperformed large cap stocks and we are confident the trend will continue as the economic recovery becomes more robust. We continue to look for, and buy, companies at the lower end of our buying range that exhibit earnings acceleration and reasonable stock valuations.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Portfolio Manager Comments (continued)
------------------------------------------------------------------
Cumulative Total Return Performance
===================================
The Fund's cumulative total return is based on the daily change in net asset value (NAV),and assumes that all distributions were reinvested. The Russell 2000 Index is an unmanaged capitalization-weighted index of 2000 commonly traded stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of those stocks. The Index assumes reinvestment of dividends. This chart compares a hypothetical
$10,000 investment made in Burridge Small Cap Growth Fund and includes, for periods prior to the Fund's inception on June 25, 2002, the return of the Burridge 401(k) Plan Trust, the predecessor account, to a $10,000 investment made in the Russell 2000 since the predecessor account's inception. The predecessor account began operations on September 26, 2000, and its objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The predecessor account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon funds. If the predecessor account had been registered as a mutual fund, the predecessor account's performance may have been adversely affected. The performance of the predecessor account was calculated according to the standardized SEC method, except that quarterly rather than daily fund values were used. Past performance is not indicative of future results.




		Average Annualized Total Returns
		--------------------------------
				One		Since
				Year		Inception*
				----		----------
Burridge Small
  Cap Growth 			(1.21)%		 6.72%

Russell 2000 Index 		(8.18)% 	(9.85)%


* Commencement of operations was September 26, 2000.



		Value of $10,000 Investment
		---------------------------
		Burridge Small	Russell
Year End	Cap Growth	2000 Index
--------	-----------	-------------
31-May-00*	$10,000		$10,000
31-May-01	 11,150		  9,868
31-May-02	 12,047		  9,818
31-May-03	 11,901		  9,015


* Commencement of operations was September 26, 2000.

		Burridge Small Cap Growth Fund
			May 31, 2003



Summary of Industry Weightings (unaudited)
------------------------------------------

				Percentage of	Percentage of
Major Sectors			Net Assets	Russell 2000
-------------			----------	------------
Information Technology 		28.1 % 		19.6 %
Health Care 			22.4 		13.6
Consumer Discretionary 		15.9 		13.7
Industrials 			10.5 		13.6
Telecommunication Services	 6.5		 1.4
Energy				 5.1		 4.4
Materials			 2.5		 4.5
Financials			 1.9 		22.0
Consumer Staples		 1.2		 3.2
Utilities			 0.0		 4.0
Other				 5.9		 0.0





Top Ten Holdings (unaudited)
----------------------------



					Percentage of
Security Name				Net Assets
-------------				----------
Western Digital Corp.* 			 2.9 %
Possis Medical, Inc.* 			 2.4
Hyperion Solutions Corp.* 		 2.3
TriPath Imaging, Inc. 			 2.3
White Electronic Designs Corp.* 	 2.1
Keystone Automotive Industries, Inc. 	 2.1
Primus Telecommunications Group, Inc. 	 1.9
Stratex Networks, Inc. 			 1.7
AMC Entertainment, Inc. 		 1.7
Boston Communications Group, Inc. 	 1.7
					-------
Top Ten as a Group 			21.1 %
					=======


* Top Ten Holding at November 30, 2002

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments
May 31, 2003
------------------------------------------------------------------

					Shares		Value
Common Stocks - 94.1%

 Consumer Discretionary - 15.9%
  Advanced Marketing Services, Inc. 	  840 	      $   9,406
  AMC Entertainment, Inc. 		2,875		 29,928
  Dura Automotive Systems, Inc.*	2,682		 24,192
  Harris Interactive, Inc.* 		5,001		 24,855
  Helen Of Troy, Ltd. 			1,758		 26,493
  Kellwood Co.				  650		 19,955
  Keystone Automotive Industries, Inc.* 1,940		 36,257
  Movado Group, Inc.*			  770		 17,695
  PEP Boys - Manny, Moe & Jack 		2,051		 21,597
  Red Robin Gourmet Burgers* 		1,132		 20,251
  Regent Communications, Inc.* 		2,366		 14,717
  Spanish Broadcasting System, Inc. 	1,780		 13,492
  Tenneco Automotive, Inc.		4,413 		 16,946
							-------
    Total Consumer Discretionary 			275,784
							-------
 Consumer Staples - 1.2%
  Wild Oats Markets, Inc.* 		1,925		 20,367
							-------
 Energy - 5.1%
  Comstock Resources, Inc. 		1,350		 18,509
  Gulf Island Fabrication, Inc.		  887		 15,336
  Harvest Natural Resources, Inc. 	4,380		 26,061
  Newpark Resources, Inc.		4,664		 27,378
							 ------
     Total Energy					 87,284
							-------
 Financials - 1.9%
  Knight Trading Group, Inc.* 		2,960 		 18,530
  Mercantile Bank Corp.*		  579		 14,915
							 ------
     Total Financials					 33,445
							-------
 Health Care - 22.4%
  Advanced Neuromodulation Systems, Inc.  313		 15,014
  Align Technology, Inc.* 		2,654 (2)	 26,884
  Bio-Reference Labs, Inc. 		3,069		 16,266
  Chronimed, Inc. 			1,931		 18,982
  D&K Healthcare Resources, Inc. 	1,208		 19,135
  Digene Corp.				  736		 19,062
  IMPAC Medical Systems, Inc.		  793		 18,469
  Kyphon, Inc.* 			2,223		 28,566
  LabOne, Inc.* 			1,047		 21,128
  Lexicon Genetics, Inc.		4,184		 23,849
  Parexel International Corp. 		1,888		 26,187
  Per-Se Technologies, Inc. 		2,455		 23,568
  Possis Medical, Inc.* 		2,410		 41,115
  Sangstat Medical Corp. 		1,216		 16,696
  Sola International, Inc.*		1,110		 16,761
  Third Wave Technologies, Inc. 	4,006		 15,744
  TriPath Imaging, Inc.* 		5,751		 39,107
							 ------
      Total Health Care 				386,533
							-------
 Industrials - 10.5%
  Actuant Corp.				  403		 17,434




The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------

					Shares		Value
 Industrials (continued)
  BE Aerospace, Inc. 			4,293 (2)     $  10,389
  Bennett Environmental, Inc. 		1,553		 16,291
  CDI Corp.*				  513		 13,569
  Corinthian Colleges, Inc.*		  506		 23,802
  CoStar Group, Inc.			  625		 17,600
  Headwaters, Inc. 			1,351 		 25,655
  Labor Ready, Inc.* 			3,425		 22,263
  Mesa Air Group, Inc. 			1,974		 12,199
  Navigant Consulting, Inc. 		2,376		 23,166
							-------
       Total Industrials 				182,368
							-------
 Information Technology - 28.1%
  Analogic Corp.			  395		 20,145
  Concur Technologies, Inc. 		3,287		 22,516
  Hutchinson Technology, Inc.*		  731		 22,069
  Hyperion Solutions Corp.* 		1,244		 39,186
  Innovex, Inc.* 			2,711		 28,764
  Micromuse, Inc. 			2,462		 23,364
  MICROS Systems, Inc.*			  566		 16,793
  Overland Storage, Inc.*		  942 (2)	 16,476
  Pinnacle Systems, Inc. 		2,271		 24,186
  PTEK Holdings, Inc.* 			3,436		 17,352
  Rainbow Technologies, Inc. 		2,717		 23,067
  REMEC, Inc.* 				3,045		 20,889
  RSA Security, Inc. 			1,930		 21,597
  StarTek, Inc.				  541		 14,337
  Stratex Networks, Inc.* 		9,291		 30,196
  Ulticom, Inc. 			1,847		 18,008
  United Online, Inc.			  821 (2)	 17,684
  WatchGuard Technologies, Inc.* 	4,384		 21,920
  Western Digital Corp.* 		3,964		 49,629
  White Electronic Designs Corp. 	3,915 		 36,801
							-------
        Total Information Technology 			484,979
							-------
 Materials - 2.5%
  Gibraltar Steel Corp.			  652		 12,610
  Imco Recycling, Inc. 			1,878		 13,691
  Material Sciences Corp. 		1,115		 10,303
  Oregon Steel Mills, Inc.		2,100 		  6,069
							 ------
	Total Materials					 42,673
							-------
 Telecommunication Services - 6.5%
  Boston Communications Group, Inc.* 	1,819 (2)	 29,593
  Primus Telecommunications Group, Inc. 7,899		 32,931
  Symmetricom, Inc. 			5,831		 27,114
  Western Wireless Corp. 		2,242		 23,967
							-------
	Total Telecommunication Services 		113,605
							-------
Total Common Stocks
  (cost $1,414,129) 				      1,627,038
						      ---------



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------

					Shares		Value
 Short-Term Investments - 12.1% (1)
  Bank of New York Institutional Cash
   Reserves Fund, 1.37% (3)		104,008		$ 104,008
  JPMorgan Prime Money Market Fund,
   Institutional Class Shares, 1.11% 	105,320		  105,320

	Total Short-Term Investments			  -------
   	 (cost $209,328) 				  209,328
							  -------
Total Investments - 106.3%
    (cost $1,623,457) 					1,836,366

Other Assets, less Liabilities - (6.3)%			 (108,102)
							---------
Net Assets - 100.0% 				       $1,728,264
							=========




Note: 	Based on the cost of investments of $1,656,710 for Federal
	income tax purposes at May 31, 2003, the aggregate gross unrealized appreciation and depreciation were $286,475 and $106,819, respectively, resulting in net unrealized appreciation of investments of $179,656.

	* Non-income-producing securities.

(1) Yield shown for each investment company represents the May
    31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2) Some or all of these shares were out on loan to various brokers as of May 31, 2003, amounting to a market value of $99,177, or approximately 5.7% of net assets.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Assets and Liabilities
May 31, 2003
------------------------------------------------------------------



Assets:
-------
 Investments at value				$1,836,366
 Receivable for investments sold		    23,832
 Dividends, interest and other receivables	       186
 Prepaid expenses				    10,680
						 ---------
   Total assets					 1,871,064
						 ---------

Liabilities:
------------
 Payable for investments purchased		    16,705
 Payable upon return of securities loaned	   104,008
 Accrued expenses:
  Professional fees				    10,483
  Other						    11,604
						   -------
   Total liabilities				   142,800
						 ---------
Net Assets					$1,728,264
						==========

Shares outstanding				   163,821
						 ---------
Net asset value, offering and redemption
 price per share				    $10.55
						   =======
Net Assets Represent:
---------------------
 Paid-in capital				$1,682,690
 Undistributed net investment loss		     -
 Accumulated net realized loss from investments	  (167,335)
 Net unrealized appreciation of investments	   212,909
						----------
Net Assets					$1,728,264
						==========

 Investments at cost				$1,623,457
   						----------
  (including cost of securities loaned of $80,254)



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Operations
For the period* ended May 31, 2003
------------------------------------------------------------------



Investment Income:
------------------
 Dividend income				$  2,395
 Interest income				     887
 Securities lending fees			     232
						   -----
  Total investment income			   3,514
						   -----
Expenses:
---------
 Investment advisory and management fees 	  11,740
 Registration fees 				  19,068
 Transfer agent fees 				  17,791
 Custodian fees 				  15,113
 Professional fees 				  11,871
 Distribution fees 				   2,935
 Printing fees					     498
 Trustees fees					     302
 Miscellaneous					   1,045
						  ------
  Total expenses before expense offsets 	  80,363

Less: Expense reimbursement 			 (62,872)
						  ------
Net expenses 					  17,491
						 -------
  Net investment loss 				 (13,977)
						 -------
Net Realized and Unrealized Gain (Loss):
----------------------------------------
 Net realized loss on investments 		 (28,306)
 Net unrealized appreciation of investments      212,909

  Net realized and unrealized gain               184,603
						 -------
Net Increase in Net Assets
 Resulting from Operations 			$170,626
						--------


* Commencement of operations was June 25, 2002.


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Statement of Changes in Net Assets
For the period* ended May 31, 2003
------------------------------------------------------------------



Increase in Net Assets
 From Operations:
-----------------------
  Net investment loss 				$ (13,977)
  Net realized loss on investments		  (28,306)
  Net unrealized appreciation
   of investments				  212,909

     Net increase in net assets			  -------
      resulting from operations			  170,626
						  -------
From Capital Share Transactions:
--------------------------------
 Proceeds from the sale of shares 		1,119,774
 Purchase in-kind				  532,978
 Cost of shares repurchased			  (95,114)
     Net increase from capital share		---------
      transactions				1,557,638
						---------
       Total increase in net assets 		1,728,264
						=========
Net Assets:
-----------
 Beginning of period 				    -
 End of period 				      $ 1,728,264
 End of period undistributed
  net investment loss			      $   (13,977)
						----------
Share Transactions:
-------------------
 Sale of shares					  125,124
 Shares purchased in-kind			   50,053
 Shares repurchased				  (11,356)
						 --------
     Net increase in shares			  163,821
						 --------





* Commencement of operations was June 25, 2002.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------
Burridge Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout the fiscal period* ended May 31, 2003
------------------------------------------------------------------------


Net Asset Value, Beginning of Period		$10.00
						------
Income from Investment Operations:
----------------------------------
 Net investment loss 				 (0.09)
 Net realized and unrealized gain on investments  0.64
 						  ----
    Total from investment operations 		  0.55
 						  ----
Net Asset Value, End of Period 			$10.55
						======
------------------------------------------------------------------
Total Return (a) 				  5.50% (b)

Ratio of net expenses to average net assets 	  1.38% (c)

Ratio of net investment loss to average net
  assets					 (1.10)% (c)

Portfolio turnover 				   121% (b)

Net assets at end of period (000's omitted) 	$1,728
===================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets 	  6.34% (c)

Ratio of net investment loss to average net
   assets					 (6.06)% (c)
===================================================================


* Commencement of operations was June 25, 2002.
(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

------------------------------------------------------------------
Burridge Small Cap Growth Fund
Notes to Financial Statements
May 31, 2003
------------------------------------------------------------------

(1) Summary of Significant Accounting Policies Managers AMG Funds
=================================================================
(the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Burridge Small Cap Growth Fund (the "Fund"). On June 25, 2002 (commencement of operations), equity securities with a fair market value of $532,978 were contributed to the Fund as a purchase in-kind in exchange for shares of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
============================
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b) Security Transactions
=========================
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
==================================
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" arrangement with The Bank of New York ("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
otherwise be charged to the Fund. For the period from June 25, 2002 to May 31, 2003, the Fund's custodian expense was not reduced.

(d) Dividends and Distributions
===============================
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
=================
The Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
===========================
At May 31, 2003, the Fund had an accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes of $114,209, expiring May 31, 2011.

(g) Capital Stock
=================
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2003, one affiliated omnibus account owned 59% of the outstanding shares of the Fund.

(h) Repurchase Agreements
=========================
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
===============================================
The Fund has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by The Burridge Group LLC ("Burridge"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Burridge with respect to the Fund. AMG owns a 100% interest in Burridge. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets. The Investment Manager, in turn, pays Burridge 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least
October 1, 2003, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses exceeds 1.49% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.49% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the period June 25, 2002 through May 31, 2003, the Investment Manager reimbursed the Fund $62,872 under this agreement.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------

(3) Purchases and Sales of Securities
=====================================
Purchases and sales of securities, excluding short-term securities, for the period June 25, 2002 through May 31, 2003, for the Fund were $1,991,552 and $1,083,122, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(4) Portfolio Securities Loaned
===============================
The Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

------------------------------------------------------------------
Report of Independent Accountants
------------------------------------------------------------------
To the Trustees of Managers AMG Funds and the Shareholders of
Burridge Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Burridge Small Cap Growth Fund (hereafter referred to as the "Fund"), at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at owned May 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 2003

------------------------------------------------------------------
Trustees and Officers
---------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's perfor-mance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed for cause by the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

INDEPENDENT TRUSTEES
====================

		POSITION(S) HELD			NUMBER        OTHER
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS	FUND COMPLEX* HELD BY TRUSTEES
OF BIRTH	   SERVED	 			OVERSEEN BY
							 TRUSTEE
-------------   ---------------- ---------------------  ------------- ---------------------------
Jack W.Aber	Trustee since 	 Professor of Finance,	     22	      Trustee of Appleton Growth
DOB: 9/9/37	1999		 Boston University 			Fund (1 portfolio);
				 School of Management		      Trustee of Third Avenue
				 (1972-Present)				Trust (4 portfolios);
								      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------  ------------- ----------------------------
William E.	Trustee since	 President and Owner,	     22	      Trustee of Third Avenue
Chapman,II	1999		 Longboat Retirement			Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		      Trustee of Third Avenue
				 (1998-Present);		      Variable Series Trust
				 Hewitt Associates,LLC			(1 portfolio)
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   ---------------- ---------------------- ------------- ---------------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     22      Trustee of Third Avenue
Kaier		1999		 Hamilton & Putnam (1977-	      Trust (4 portfolios);
DOB: 9/23/45			 Present)			      Trustee of Third Avenue
								      Variable Series Trust
									(1 portfolio)
-------------   ---------------- ---------------------- ------------- ---------------------------
Eric Rakowski	Trustee since	 Professor, University of     22      Trustee of Third Avenue
DOB:6/5/58	1999		 California at Berkeley		      Trust (4 portfolios)
				 School of Law (1990-		      Trustee of Third Avenue
				 Present); Visiting 		      Variable Series Trust
				 Professor, Harvard Law 		(1 portfolio)
				 School (1998-1999)
-------------   ---------------- ---------------------- ------------- ---------------------------



------------------------------------------------------------------
Trustees and Officers (continued)

Interested Trustees (1)
=======================


NAME		POSITION(S) HELD			NUMBER OF FUNDS  OTHER
AND DATE 	WITH TRUST AND	 PRINCIPAL OCCUPATIONS  IN FUND COMPLEX* DIRECTORSHIPS
OF BIRTH     	LENGTH OF TIME	 DURING PAST 5 YEARS	OVERSEEN BY      HELD BY TRUSTEES
-------------   ---------------- ---------------------  ------------- ---------------------------
Sean M.Healey	Trustee since	 President and Chief 	      22		None
DOB:5/9/61	1999		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
-------------   ---------------- ---------------------  ------------- ---------------------------
Peter M.	Trustee since    President and Chief 	       22		None
Lebovitz	2002, President	 Executive Officer,
DOB :1/18/55	since 1999	 The Managers Funds
				 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
-------------   ---------------- ---------------------  ------------- ---------------------------




(1) Mr. Healy is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, The Managers Funds LLC and Managers Distributors, Inc.

------------------------------------------------------------------
Trustees and Officers (continued)


Officers
========

		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------
John Kingston,	Secretary since	  Senior Vice President and General Counsel,
III		1999		  (2002-Present), Vice President and Associate
DOB: 10/23/65			  General Counsel (1999-2002), Affiliated
				  Managers Group, Inc. Director and Secretary,
				  Managers Distributors, Inc. (2000-Present);
				  Served in a general counseling capacity,
				  Morgan Stanley Dean Witter Investment
				  Management, Inc. (1998-1999); Associate,
				  Ropes and Gray (1994-1998)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer 	  Director, Finance and Planning, The
Rumery		since 1999	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	   		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Treasurer and Secretary, The Managers Funds,
				  Managers Trust I and Managers Trust II
-------------   ---------------- --------------------------------------
Galan G.Daukas	Chief Financial	  Chief Financial Officer The Managers Funds,
DOB:10/24/63	Office since 2002 Managers Trust I and Managers Trust II
				  (2002-Present); Chief Operating Officer,
				  The Managers Funds LLC (2002-Present);
				  Chief Operating Officer and Chairman of
				  the Management Committee, Harbor Capital
				  Management Co., Inc. (2000-2002); Chief
				  Operating Officer, Fleet Investment
				  Advisors (1992-2000)
-------------   ---------------- ---------------------------------------



			[AMG logo omitted]

			Managers AMG Funds

Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
The Burridge Group LLC
333 West Wacker Drive
Chicago, Illinois 60606

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.


		 www.managersamg.com
		www.managersfunds.com

Item 2.  CODE OF ETHICS
=======================
Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not applicable.


Item 5. [RESERVED]
==================

Item 6. [RESERVED]
==================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
======================================================================
Not applicable.


Item 8. [RESERVED]
==================

Item 9.  CONTROLS AND PROCEDURES
================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's
	Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
==================
(a)	Not applicable.

(b)	Certifications of principal executive officer and principal
	financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	July 17, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: 	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	July 17, 2003



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	July 17, 2003